Consolidated Statements of Changes in Equity shares in Millions, $ in Millions, $ in Millions	TWD ($)	USD ($)	Capital Stock - Common Stock [member] TWD ($) shares	Capital Stock - Common Stock [member] USD ($) shares	Capital Surplus [member] TWD ($)	Capital Surplus [member] USD ($)	Retained Earnings - Legal Capital Reserve [member] TWD ($)	Retained Earnings - Legal Capital Reserve [member] USD ($)	Retained Earnings - Special Capital Reserve [member] TWD ($)	Retained Earnings - Unappropriated Earnings [member] TWD ($)	Retained Earnings - Unappropriated Earnings [member] USD ($)	Retained Earnings [member] TWD ($)	Retained Earnings [member] USD ($)	Others - Foreign Currency Translation Reserve [member] TWD ($)	Others - Foreign Currency Translation Reserve [member] USD ($)	Other - Unrealized Gain (Loss) on Financial Assets at Fair Value Through Other Comprehensive Income [member] TWD ($)	Other - Unrealized Gain (Loss) on Financial Assets at Fair Value Through Other Comprehensive Income [member] USD ($)	Other - Gain (Loss) on Hedging Instruments [member] TWD ($)	Other - Gain (Loss) on Hedging Instruments [member] USD ($)	Others - Unearned Stock-Based Employee Compensation [member] TWD ($)	Others - Unearned Stock-Based Employee Compensation [member] USD ($)	Others - Total [member] TWD ($)	Others - Total [member] USD ($)	Treasury shares [member] TWD ($)	Total Equity Attributable to Shareholders of the Parent [member] TWD ($)	Total Equity Attributable to Shareholders of the Parent [member] USD ($)	Non-controlling Interests [member] TWD ($)	Non-controlling Interests [member] USD ($)
Beginning balance at Dec. 31, 2020	$ 1,835,763.8		$ 259,303.8		$ 56,347.2		$ 311,147.0		$ 42,259.1	$ 1,220,434.0		$ 1,573,840.1		$ (57,001.6)		$ 2,321.8						$ (54,679.8)			$ 1,834,811.3		$ 952.5
Beginning balance, shares at Dec. 31, 2020 | shares			25,930.3	25,930.3
Special capital reserve									17,045.1	(17,045.1)
Cash dividends to shareholders	(278,751.6)									(278,751.6)		(278,751.6)													(278,751.6)
Total	(278,751.6)								17,045.1	(295,796.7)		(278,751.6)													(278,751.6)
Net income	592,880.6									592,359.2		592,359.2													592,359.2		521.4
Other comprehensive income (loss), net of income tax	(7,619.4)									167.5		167.5		(6,301.7)		(1,559.8)		$ 72.1				(7,789.4)			(7,621.9)		2.5
Total comprehensive income (loss)	585,261.2									592,526.7		592,526.7		(6,301.7)		(1,559.8)		72.1				(7,789.4)			584,737.3		523.9
Disposal of investments in equity instruments at fair value through other comprehensive income										187.7		187.7				(187.7)						(187.7)
Basis adjustment for gain (loss) on hedging instruments	48.5																	48.5				48.5			48.5
Adjustments to share of changes in equities of associates	4.8				4.8																				4.8
From difference between the consideration received and the carrying amount of the subsidiaries' net assets during actual disposal	9,451.8				8,406.3																				8,406.3		1,045.5
From share of changes in equities of subsidiaries					(7.9)																				(7.9)		7.9
Donation from shareholders	11.2				11.1																				11.1		0.1
Effect of acquisition of subsidiary	0.2																										0.2
Decrease in non-controlling interests	(107.4)																										(107.4)
Ending balance at Dec. 31, 2021	2,151,682.5		$ 259,303.8		64,761.5		311,147.0		59,304.2	1,517,351.7		1,887,802.9		(63,303.3)		574.3		120.6				(62,608.4)			2,149,259.8		2,422.7
Ending balance, shares at Dec. 31, 2021 | shares			25,930.3	25,930.3
Special capital reserve									(56,149.9)	56,149.9
Cash dividends to shareholders	(285,234.2)									(285,234.2)		(285,234.2)													(285,234.2)
Total	(285,234.2)								(56,149.9)	(229,084.3)		(285,234.2)													(285,234.2)
Net income	993,294.7									992,923.4		992,923.4													992,923.4		371.3
Other comprehensive income (loss), net of income tax	42,430.1									(49.5)		(49.5)		51,560.0		(10,327.4)		1,411.6				42,644.2			42,594.7		(164.6)
Total comprehensive income (loss)	1,035,724.8									992,873.9		992,873.9		51,560.0		(10,327.4)		1,411.6				42,644.2			1,035,518.1		206.7
Treasury stock acquired	(871.6)																							$ (871.6)	(871.6)
Treasury stock retired			$ (13.9)		(3.0)					(854.7)		(854.7)												$ 871.6
Treasury stock retired, shares | shares			(1.4)	(1.4)
Share-based payment arrangements	266.7		$ 13.9		438.0															$ (185.2)		(185.2)			266.7
Share-based payment arrangements, shares | shares			1.4	1.4
Disposal of investments in equity instruments at fair value through other comprehensive income										303.3		303.3				(303.3)						(303.3)
Basis adjustment for gain (loss) on hedging instruments	(52.9)																	(52.9)				(52.9)			(52.9)
Adjustments to share of changes in equities of associates	4.6				4.6																				4.6
From share of changes in equities of subsidiaries	16,466.3				4,116.0																				4,116.0		12,350.3
Donation from shareholders	13.2				13.2																				13.2
Decrease in non-controlling interests	(167.0)																										(167.0)
Ending balance at Dec. 31, 2022	2,917,832.4		$ 259,303.8		69,330.3		311,147.0		3,154.3	2,280,589.9		2,594,891.2		(11,743.3)		(10,056.4)		1,479.3		(185.2)		(20,505.6)			2,903,019.7		14,812.7
Ending balance, shares at Dec. 31, 2022 | shares			25,930.3	25,930.3
Special capital reserve									(3,154.3)	3,154.3
Cash dividends to shareholders	(317,663.2)									(317,663.2)		(317,663.2)													(317,663.2)
Total	(317,663.2)								$ (3,154.3)	(314,508.9)		(317,663.2)													(317,663.2)
Net income	851,027.7	$ 27,793.2								851,740.0		851,740.0													851,740.0		(712.3)
Other comprehensive income (loss), net of income tax	(8,813.7)	(287.8)								(484.9)		(484.9)		(13,573.5)		6,108.4		(38.2)				(7,503.3)			(7,988.2)		(825.5)
Total comprehensive income (loss)	842,214.0	27,505.4								851,255.1		851,255.1		(13,573.5)		6,108.4		(38.2)				(7,503.3)			843,751.8		(1,537.8)
Disposal of investments accounted for using equity method	(18.5)				(18.1)																				(18.1)		(0.4)
Employee restricted shares retired	4.6		$ (4.2)		4.2					4.6		4.6													4.6
Employee restricted shares retired, shares | shares			(0.4)	(0.4)
Share-based payment arrangements	477.7		$ 21.1		564.9															(108.3)		(108.3)			477.7
Share-based payment arrangements, shares | shares			2.1	2.1
Disposal of investments in equity instruments at fair value through other comprehensive income										151.9		151.9				(151.9)						(151.9)
Basis adjustment for gain (loss) on hedging instruments	(45.2)																	(45.2)				(45.2)			(45.2)
From share of changes in equities of subsidiaries	11,244.7				(21.3)																				(21.3)		11,266.0
Donation from shareholders	16.4				16.4																				16.4
Decrease in non-controlling interests	(196.4)																										(196.4)
Ending balance at Dec. 31, 2023	$ 3,453,866.5	$ 112,797.8	$ 259,320.7	$ 8,469.0	$ 69,876.4	$ 2,282.1	$ 311,147.0	$ 10,161.5		$ 2,817,492.6	$ 92,014.8	$ 3,128,639.6	$ 102,176.3	$ (25,316.8)	$ (826.8)	$ (4,099.9)	$ (133.9)	$ 1,395.9	$ 45.6	$ (293.5)	$ (9.6)	$ (28,314.3)	$ (924.7)		$ 3,429,522.4	$ 112,002.7	$ 24,344.1	$ 795.1
Ending balance, shares at Dec. 31, 2023 | shares			25,932.0	25,932.0